Lease (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Lease [Abstract]
Total lease expense	¥ 4,585	$ 631	¥ 3,627